CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series C Convertible Preferred Stock	Series D Convertible Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Beginning balance, amount at Sep. 30, 2018			$ 17,531	$ 32,163,386	$ (34,791,324)	$ (2,607,590)
Stock compensation expense - employee options						1,141,674
Beneficial conversion feature				2,857,960		2,857,960
Issuance of warrants to debt holders				1,384,530		1,384,530
Issuance of common stock for services, shares			245,000
Issuance of common stock for services, amount			$ 245	348,655		348,900
Issuance of warrant for services				1,072,095		1,072,095
Net loss					(7,612,316)	(7,612,316)
Ending balance, shares at Sep. 30, 2019	1,785,715	1,016,004	18,366,178
Ending balance, amount at Sep. 30, 2019	$ 1,790	$ 1,015	$ 18,366	39,085,179	(42,403,640)	(3,297,290)
Stock compensation expense - employee options				399,897		399,897
Stock option exercise, shares			73,191
Stock option exercise, amount			$ 73	(73)		0
Beneficial conversion feature				330,082		330,082
Issuance of warrants to debt holders				168,270		168,270
Issuance of warrants for services related to debt offering				160,427		160,427
Issuance of common stock for exercise of warrants, shares			28,688
Issuance of common stock for exercise of warrants, amount			$ 29	(29)		0
Net loss					(3,015,013)	(3,015,013)
Ending balance, shares at Dec. 31, 2019	1,785,715	1,016,004	18,468,057
Ending balance, amount at Dec. 31, 2019	$ 1,790	$ 1,015	$ 18,468	40,143,753	(45,418,653)	(5,253,627)
Beginning balance, shares at Sep. 30, 2019	1,785,715	1,016,004	18,366,178
Beginning balance, amount at Sep. 30, 2019	$ 1,790	$ 1,015	$ 18,366	39,085,179	(42,403,640)	(3,297,290)
Stock compensation expense - employee options						565,726
Issuance of warrants to debt holders						189,484
Issuance of warrant for services						169,969
Net loss						(6,345,526)
Ending balance, shares at Mar. 31, 2020	1,785,715	1,016,004	23,324,128
Ending balance, amount at Mar. 31, 2020	$ 1,790	$ 1,015	$ 23,324	45,581,817	(45,749,166)	(3,141,220)
Beginning balance, shares at Sep. 30, 2019	1,785,715	1,016,004	18,366,178
Beginning balance, amount at Sep. 30, 2019	$ 1,790	$ 1,015	$ 18,366	39,085,179	(42,403,640)	(3,297,290)
Stock compensation expense - employee options						1,702,085
Beneficial conversion feature				3,766,074		3,766,074
Issuance of warrants to debt holders				1,824,998		1,824,998
Issuance of common stock for services, shares			550,000
Issuance of common stock for services, amount			$ 550	1,044,450		1,045,000
Issuance of warrant for services				975,326		975,326
Net loss					(13,562,641)	(13,562,641)
Ending balance, shares at Sep. 30, 2020	1,785,715	1,016,004	24,804,874
Ending balance, amount at Sep. 30, 2020	$ 1,790	$ 1,015	$ 24,807	54,023,758	(55,966,281)	(1,914,911)
Beginning balance, shares at Dec. 31, 2019	1,785,715	1,016,004	18,468,057
Beginning balance, amount at Dec. 31, 2019	$ 1,790	$ 1,015	$ 18,468	40,143,753	(45,418,653)	(5,253,627)
Stock compensation expense - employee options				165,829		165,829
Conversion of debt offering and accrued interest, shares			4,114,800
Conversion of debt offering and accrued interest, amount			$ 4,115	4,110,685		4,114,800
Beneficial conversion feature				105,535		105,535
Issuance of warrants to debt holders				21,214		21,214
Issuance of warrants for services related to debt offering				9,542		9,542
Issuance of common stock for services, shares			540,000
Issuance of common stock for services, amount			$ 540	1,025,460		1,026,000
Issuance of common stock for exercise of warrants, shares			201,271
Issuance of common stock for exercise of warrants, amount			$ 201	(201)		0
Net loss					(3,330,513)	(3,330,513)
Ending balance, shares at Mar. 31, 2020	1,785,715	1,016,004	23,324,128
Ending balance, amount at Mar. 31, 2020	$ 1,790	$ 1,015	$ 23,324	45,581,817	(45,749,166)	(3,141,220)
Beginning balance, shares at Sep. 30, 2020	1,785,715	1,016,004	24,804,874
Beginning balance, amount at Sep. 30, 2020	$ 1,790	$ 1,015	$ 24,807	54,023,758	(55,966,281)	(1,914,911)
Stock compensation expense - employee options				175,442		$ 175,442
Stock option exercise, shares						0
Conversion of debt offering and accrued interest, shares			561,600
Conversion of debt offering and accrued interest, amount			$ 562	561,038		$ 561,600
Beneficial conversion feature						0
Issuance of warrants to debt holders						0
Issuance of warrant for services to related party				1,811,691		1,811,691
Issuance of common stock for exercise of warrants, shares			3,750
Issuance of common stock for exercise of warrants, amount			$ 4	4,684		4,688
Net loss					(5,299,331)	(5,299,331)
Ending balance, shares at Dec. 31, 2020	1,785,715	1,016,004	25,370,224
Ending balance, amount at Dec. 31, 2020	$ 1,790	$ 1,015	$ 25,372	56,576,613	(61,265,612)	(4,660,822)
Beginning balance, shares at Sep. 30, 2020	1,785,715	1,016,004	24,804,874
Beginning balance, amount at Sep. 30, 2020	$ 1,790	$ 1,015	$ 24,807	54,023,758	(55,966,281)	(1,914,911)
Stock compensation expense - employee options						302,849
Issuance of warrants to debt holders						4,439,317
Issuance of warrant for services						1,667,281
Net loss						(10,672,949)
Ending balance, shares at Mar. 31, 2021	1,785,715	1,016,004	28,257,467
Ending balance, amount at Mar. 31, 2021	$ 1,790	$ 1,015	$ 28,258	74,021,923	(66,639,230)	7,413,756
Beginning balance, shares at Dec. 31, 2020	1,785,715	1,016,004	25,370,224
Beginning balance, amount at Dec. 31, 2020	$ 1,790	$ 1,015	$ 25,372	56,576,613	(61,265,612)	(4,660,822)
Stock compensation expense - employee options				127,407		127,407
Conversion of debt offering and accrued interest, shares			210,600
Conversion of debt offering and accrued interest, amount			$ 211	210,395		210,606
Beneficial conversion feature				9,769,683		9,769,683
Issuance of warrants to debt holders				4,439,317		4,439,317
Issuance of warrants for services related to debt offering				1,667,281		1,667,281
Issuance of common stock for services, shares			97,000
Issuance of common stock for services, amount			$ 97	202,723		202,820
Issuance of warrant for services				382,566		382,566
Issuance of common stock for exercise of warrants, shares			2,579,643
Issuance of common stock for exercise of warrants, amount			$ 2,578	645,938		648,516
Net loss					(5,373,618)	(5,373,618)
Ending balance, shares at Mar. 31, 2021	1,785,715	1,016,004	28,257,467
Ending balance, amount at Mar. 31, 2021	$ 1,790	$ 1,015	$ 28,258	$ 74,021,923	$ (66,639,230)	$ 7,413,756